INTANGIBLE ASSETS (Details) - Schedule of estimated amortization expense - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Schedule of estimated amortization expense [Abstract]
2020 (6 months)	$ 7,782	$ 1,252
2021	15,564	1,252
2022	15,564	1,252
2023	15,564	1,252
2024	$ 15,564	$ 1,252